CitiFunds(R)
---------------------


CITI(SM)
SHORT-TERM
U.S. GOVERNMENT
          INCOME
          FUND



ANNUAL REPORT

DECEMBER 31, 2000



   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................
Independent Auditors' Report                                                  12
 ................................................................................

GOVERNMENT INCOME PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           14
 ................................................................................
Statement of Operations                                                       14
 ................................................................................
Statement of Changes in Net Assets                                            15
 ................................................................................
Financial Highlights                                                          15
 ................................................................................
Notes to Financial Statements                                                 16
 ................................................................................
Independent Auditors' Report                                                  20
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     In sharp contrast to the difficulties experienced by the stock and corporate bond markets during the reporting period, short-term U.S. government securities enjoyed a relatively good year in 2000. Direct obligations of the U.S. government and its agencies generally responded positively to supply-and-demand factors. Additionally, a slowdown of the U.S. economy during the reporting period caused interest rates to decline later in the year, benefiting the prices of most U.S. government securities.

     This report reviews the Citi Short-Term U.S. Government Income Fund's investment activities and performance during the twelve months ended December 31, 2000 and provides a summary of Citibank's perspective and outlook for the short-term U.S. government securities market.

     The Fund seeks to generate current income and preserve the value of its shareholders' investment. The Fund invests in securities that are backed by the full faith and credit of the United States, such as U.S. Treasury bills, notes and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities.

   Thank you for your continued confidence in our investment management approach.

Sincerely,


/S/ Heath B. McLendon
---------------------

Heath B. McLendon
President
January 5, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   For the twelve months ended December 31, 2000, the Fund produced a total return of 7.70%. In comparison, the Fund's benchmark, the Lehman Brothers 1-3 Year U.S. Government Index, returned 8.17% over the same period.

   THE MANAGER BELIEVES THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD WAS DUE TO POSITIVE MARKET CONDITIONS, ESPECIALLY AMONG AGENCY SECURITIES. During the first quarter of 2000, the federal government announced that it would buy back $30 billion of long-term U.S. Treasury bonds. In addition, government officials expected to borrow less in the short-term government debt markets, primarily because greater-than-expected tax revenues reduced their need to do so. This reduction in borrowing activity led to a commensurate decrease in the issuance of U.S. Treasury bills in 2000. Yet, at the same time, demand rose, primarily from domestic and international investors seeking to protect new wealth derived from good business conditions in the strong U.S. economy.

   WHEN INFLATION CONCERNS BEGAN TO ADVERSELY AFFECT THE STOCK MARKET IN MARCH AND APRIL, ADDITIONAL DEMAND WAS CREATED AS MANY INVESTORS ENGAGED IN A "FLIGHT TO QUALITY," SHIFTING ASSETS FROM STOCKS TO RELATIVELY SAFE HAVENS SUCH AS FIXED INCOME SECURITIES BACKED BY THE U.S. GOVERNMENT. When the supply of newly-issued government bonds is low and demand is high, bond prices tend to rise.

   The short-term U.S. government securities market also benefited from signs of an economic slowdown that caused interest rates to decline during the second half of the Fund's fiscal year. The Federal Reserve Board (the "Fed") raised short-term interest rates three times during the first half of 2000, for a total increase during the reporting period of 1%. These moves toward a more restrictive monetary policy evidently had the desired effect of slowing the economy and relieving inflationary pressures. Economic growth fell from a high annualized rate of 5.6% as of June 30, 2000 to just 2.2% as of September 30, 2000, the weakest performance in four years. With inflation no longer a serious threat, high-quality bond yields fell and prices rose.

   ACCORDING TO THE FUND'S MANAGER, U.S. GOVERNMENT AGENCY SECURITIES WERE ALSO INFLUENCED BY POLITICAL EVENTS EARLY IN THE YEAR. Certain government officials questioned the investment policies of FNMA(i) ("Fannie Mae") and FHLMC(ii) ("Freddie Mac"), causing the prices of these agencies' securities--which are indirect obligations of the U.S. government--to fall temporarily. Although the Fund does not invest in Fannie Mae and Freddie Mac securities, their troubles caused investors to shift assets to GNMA securities--which are direct government obligations in which the Fund invests--a trend that benefited the Fund's performance during the reporting period.

   FROM A SECURITY SELECTION STANDPOINT, THE MANAGER FOCUSED PRIMARILY ON GNMA SECURITIES DURING THE REPORTING PERIOD. These debt instruments are backed by the full faith and credit of the U.S. government, and GNMA securities offered substantially higher yields than U.S. Treasury bills, which are also direct government


i Federal National Mortgage Association ii Federal Home Loan Mortgage Corporation obligations. As previously mentioned, the manager's focus on GNMA securities particularly benefited the Fund's performance during the first half of the year, when yield differences between GNMAs and Treasuries were particularly wide.




Fund Facts

FUND OBJECTIVE

To generate current income and preserve the value of its shareholders' investment.


INVESTMENT ADVISER,
GOVERNMENT INCOME PORTFOLIO
Citibank, N.A.


COMMENCEMENT OF OPERATIONS
September 8, 1986


NET ASSETS AS OF 12/31/00
$18.2 million


DIVIDENDS
Paid monthly, if any



CAPITAL GAINS
Paid semi-annually, if any


BENCHMARKS
o Lipper Short U.S. Government Funds Average
o Lehman Brothers 1-3 Year U.S. Government Index*
















* The Lehman Brothers 1-3 Year U.S. Government Index is a broad measure of the performance of short-term government bonds.

FUND Performance
TOTAL RETURNS

                                                         One    Five     Ten
All Periods Ended December 31, 2000                     Year    Years*  Years*
-------------------------------------------------------------------------------
Citi Short-Term U.S. Government Income Fund             7.70%   5.02%   5.96%
Lipper Short U.S. Government Funds Average              7.94%   5.20%   5.80%
Lehman Brothers 1-3 Year U.S. Government Index          8.17%   5.96%   6.41%

 * Average Annual Total Return



30-Day SEC Yield             5.75%

Income Dividends Per Share  $0.548

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $17,840, (as of 12/31/00). The graph shows how the Fund compares to its benchmarks over the same period.


[PLOT POINTS REPRESENTING GRAPH IN PRINTED PIECE.]

                Lipper                     Lehman Brothers
              Short U.S.                      1-3 Year
              Government  Citi Short-Term  U.S. Government
                Funds     U.S. Government       Index
               Average      Income Fund      (unmanaged)

12/31/90        10000          10000            10000
01/31/91        10091          10114            10094
02/28/91        10148          10171            10159
03/31/91        10204          10211            10227
04/30/91        10298          10313            10325
05/31/91        10357          10365            10387
06/30/91        10379          10322            10426
07/31/91        10479          10479            10515
08/31/91        10627          10727            10659
09/30/91        10750          10989            10772
10/31/91        10859          11093            10888
11/30/91        10963          11152            11000
12/31/91        11147          11380            11167
01/31/92        11081          11303            11152
02/29/92        11052          11356            11186
03/31/92        10988          11337            11182
04/30/92        11079          11403            11284
05/31/92        11195          11552            11388
06/30/92        11312          11673            11503
07/31/92        11448          11822            11636
08/31/92        11542          11901            11730
09/30/92        11636          12006            11840
10/31/92        11545          11893            11772
11/30/92        11527          11879            11755
12/31/92        11638          12012            11865
01/31/93        11785          12172            11989
02/28/93        11897          12292            12084
03/31/93        11935          12335            12121
04/30/93        12002          12411            12195
05/31/93        11987          12371            12165
06/30/93        12099          12508            12256
07/31/93        12132          12502            12283
08/31/93        12251          12685            12385
09/30/93        12285          12736            12424
10/31/93        12306          12764            12452
11/30/93        12270          12701            12454
12/31/93        12314          12742            12504
01/31/94        12397          12819            12581
02/28/94        12295          12677            12505
03/31/94        12168          12528            12442
04/30/94        12081          12435            12394
05/31/94        12059          12459            12411
06/30/94        12058          12458            12442
07/31/94        12155          12588            12554
08/31/94        12183          12614            12596
09/30/94        12140          12546            12567
10/31/94        12148          12558            12596
11/30/94        12099          12490            12543
12/31/94        12126          12523            12568
01/31/95        12276          12711            12739
02/28/95        12452          12887            12912
03/31/95        12516          12953            12985
04/30/95        12624          13088            13101
05/31/95        12873          13389            13325
06/30/95        12937          13457            13397
07/31/95        12953          13442            13450
08/31/95        13047          13538            13530
09/30/95        13122          13606            13596
10/31/95        13238          13717            13709
11/30/95        13365          13856            13826
12/31/95        13476          13962            13930
01/31/96        13573          14060            14048
02/29/96        13510          13944            13993
03/31/96        13494          13885            13983
04/30/96        13497          13855            13996
05/31/96        13513          13853            14028
06/30/96        13604          13939            14130
07/31/96        13648          13985            14185
08/31/96        13685          14015            14238
09/30/96        13802          14135            14367
10/31/96        13948          14300            14529
11/30/96        14056          14406            14637
12/31/96        14052          14383            14640
01/31/97        14118          14460            14710
02/28/97        14155          14492            14745
03/31/97        14129          14447            14734
04/30/97        14232          14571            14854
05/31/97        14316          14665            14958
06/30/97        14392          14759            15062
07/31/97        14541          14931            15226
08/31/97        14547          14932            15241
09/30/97        14648          15027            15357
10/31/97        14751          15154            15471
11/30/97        14783          15172            15509
12/31/97        14855          15262            15613
01/31/98        14982          15422            15763
02/28/98        14992          15424            15777
03/31/98        15043          15473            15839
04/30/98        15101          15536            15915
05/31/98        15178          15616            15999
06/30/98        15245          15679            16082
07/31/98        15306          15742            16158
08/31/98        15462          15937            16355
09/30/98        15651          16149            16576
10/31/98        15677          16197            16657
11/30/98        15674          16179            16640
12/31/98        15720          16227            16704
01/31/99        15795          16271            16767
02/28/99        15734          16180            16692
03/31/99        15827          16274            16805
04/30/99        15889          16335            16857
05/31/99        15875          16294            16845
06/30/99        15881          16322            16895
07/31/99        15902          16349            16947
08/31/99        15930          16376            16995
09/30/99        16031          16489            17105
10/31/99        16073          16526            17152
11/30/99        16115          16562            17184
12/31/99        16120          16564            17200
01/31/00        16131          16548            17196
02/29/00        16222          16655            17313
03/31/00        16351          16780            17417
04/30/00        16410          16817            17460
05/31/00        16437          16891            17525
06/30/00        16602          17054            17716
07/31/00        16699          17145            17829
08/31/00        16823          17273            17965
09/30/00        16944          17402            18105
10/31/00        17041          17495            18203
11/30/00        17208          17662            18379
12/31/00        17387          17840            18606


The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. Investors may not invest directly in an index.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
===============================================================================
ASSETS:
Investment in Government Income Portfolio, at value (Note 1A)       $18,258,741
Receivable from the Administrator                                         9,345
-------------------------------------------------------------------------------
    Total assets                                                     18,268,086
-------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    25,023
Dividends payable                                                        28,141
Payable to affiliates--Shareholder Servicing Agents' fees (Note 2B)       3,872
Accrued expenses and other liabilities                                   50,640
-------------------------------------------------------------------------------
    Total liabilities                                                   107,676
-------------------------------------------------------------------------------
NET ASSETS                                                          $18,160,410
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $21,350,863
Accumulated net realized loss                                        (2,889,082)
Unrealized depreciation                                                (305,667)
Undistributed net investment income                                       4,296
--------------------------------------------------------------------------------
    Total                                                           $18,160,410
-------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE FOR
  1,887,171 SHARES OF BENEFICIAL INTEREST OUTSTANDING                     $9.62
-------------------------------------------------------------------------------
See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from Government Income Portfolio       $1,610,405
Allocated Expenses from Government Income Portfolio       (90,237)
--------------------------------------------------------------------------------
                                                                     $ 1,520,168
EXPENSES:
Administrative fees (Note 2A)                            $ 63,922
Shareholder Servicing Agents fees (Note 2B)                63,922
Distribution fees (Note 3)                                 38,353
Legal fees                                                 31,810
Shareholder reports                                        28,666
Transfer agent fees                                        27,680
Audit fees                                                 17,790
Custody and fund accounting fees                           16,560
Trustee fees                                               15,062
Miscellaneous                                              10,634
--------------------------------------------------------------------------------
    Total expenses                                        314,399
Less: aggregate amount waived by Administrator
    and Distributor (Notes 2A and 3)                     (102,275)
Less: expenses assumed by the Administrator (Note 6)      (97,067)
--------------------------------------------------------------------------------
Net expenses                                                             115,057
--------------------------------------------------------------------------------
Net investment income                                                  1,405,111
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  GOVERNMENT INCOME PORTFOLIO:
Net realized loss                                         (94,239)
Unrealized appreciation of investments                    508,673
--------------------------------------------------------------------------------
Net realized and unrealized gain from
  Government Income Portfolio                                            414,434
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,819,545
================================================================================


See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED DECEMBER 31,
                                                  -----------------------------
                                                         2000          1999
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                               $  1,405,111    $ 1,967,256
Net realized loss                                        (94,239)      (402,148)
Unrealized appreciation (depreciation) of investments    508,673       (717,277)
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations   1,819,545        847,831
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                 (1,429,220)    (1,953,508)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                         977,621      4,736,314
Net asset value of shares issued to shareholders
  from reinvestment of dividends                       1,448,970      1,901,282
Cost of shares repurchased                           (15,765,820)   (22,456,702)
--------------------------------------------------------------------------------
Net decrease in net assets from transactions
    in shares of beneficial interest                 (13,339,229)   (15,819,106)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                           (12,948,904)   (16,924,783)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   31,109,314     48,034,097
--------------------------------------------------------------------------------
End of period (including undistributed
    net investment income of $4,296 and
    $28,405, respectively)                          $ 18,160,410    $31,109,314
================================================================================

See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

                                                                                      YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------------
                                                       2000              1999            1998             1997              1996
====================================================================================================================================
Net Asset Value, beginning of period                 $   9.46          $   9.73         $   9.61         $   9.55         $   9.78
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                                    0.542            0.473            0.473            0.504            0.516
Net realized and unrealized gain (loss)                  0.166           (0.276)           0.121            0.064           (0.232)
------------------------------------------------------------------------------------------------------------------------------------
    Total from operations                                0.708            0.197            0.594            0.568            0.284
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                   (0.548)          (0.467)          (0.474)          (0.508)          (0.514)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                 (0.548)          (0.467)          (0.474)          (0.508)          (0.514)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                          $9.62            $9.46            $9.73            $9.61            $9.55
====================================================================================================================================
RATIOS/SUPPLEMENTAL
    DATA:
Net assets, end of period (000's omitted) .           $18,160          $31,109          $48,034          $20,237          $26,744
Ratio of expenses to average net assets (A)             0.80%            0.80%            0.80%            0.80%            0.80%
Ratio of net investment income to average
  net assets                                            5.50%            5.02%            4.98%            5.20%            5.31%
Total return                                            7.70%            2.07%            6.33%            6.11%            3.02%

Note: If Agents of the Fund and Agents of Government Income Portfolio for the periods indicated had not voluntarily waived a portion of their fees and assumed Fund expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share                       $ 0.444          $ 0.411          $ 0.413          $ 0.442          $ 0.460
RATIOS:
Expenses to average net assets (A)                      1.63%            1.37%            1.42%            1.43%            1.38%
Net investment income to average net assets             4.67%            4.45%            4.36%            4.57%            4.73%
====================================================================================================================================

(A) Includes the Fund's share of Government Income Portfolio allocated expenses for the periods.

See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING Policies CitiFunds Short-Term U.S. Government Income Portfolio changed its name to Citi Short-Term U.S. Government Income Fund (the "Fund"). The Fund is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (56.5% at December 31, 2000) in the net assets of the Portfolio. Citibank also serves as Sub-Administrator through October 31, 2000 and the Administrator thereafter. CFBDS, Inc. ("CFBDS"), acted as the Fund's Administrator through October 31, 2000 and the Sub-Administrator thereafter, Citibank also makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT VALUATION VALUATION of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $3,094,119, of which $1,551,556 will expire on December 31, 2002, $329,508 will expire on December 31, 2003, $367,655 will expire on December 31, 2004, $180,274 will expire on December 31, 2005, $457,813 will expire on December 31, 2007 and $207,313 will expire on December 31, 2008. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

     E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

     F. OTHER All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on a trade date basis.

2. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $63,922, all of which was voluntarily waived for the year ended December 31, 2000. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENTS' FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agency agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Share-

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS

holder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $63,922 for the year ended December 31, 2000.

3. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $38,353, all of which were voluntarily waived for the year ended December 31, 2000. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distributor voluntarily agreed to waive this fee through December 31, 2000.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 2000 aggregated $874,805 and $15,744,070, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------
                                                           2000          1999
================================================================================
Shares sold                                              103,770        491,458
Shares issued to shareholders from reinvestment
  of dividends                                           152,480        198,280
Shares repurchased                                    (1,657,276)    (2,338,642)
--------------------------------------------------------------------------------
Net decrease                                          (1,401,026)    (1,648,904)
================================================================================

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses of the Fund for the year ended December 31, 2000, which amounted to $97,067, to maintain a voluntary expense limitation of 0.80% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES OF CITIFUNDS FIXED INCOME TRUST (THE "TRUST") AND THE SHAREHOLDERS OF CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND (FORMERLY CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO)

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Short-Term U.S. Government Income Fund (the "Fund"), a series of CitiFunds Fixed Income Trust, at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 2, 2001

GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      December 31, 2000

                    PRINCIPAL
                     AMOUNT
ISSUER           (000'S OMITTED)  VALUE
----------------------------------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION-- 46.3%
----------------------------------------
6.50%, 2009         $   123  $  124,239
6.50%, 2011           2,375   2,400,012
6.50%, 2019             240     239,867
7.00%, 2008             637     635,384
7.00%, 2009           1,183   1,187,797
7.00%, 2013           3,832   3,899,276
7.00%, 2019           4,591   4,599,958
7.00%, 2020           1,367   1,368,797
7.25%, 2022               4       4,144
8.00%, 2006              71      72,981
8.00%, 2007              74      75,558
8.00%, 2017             100     103,964
8.00%, 2021             124     127,708
8.00%, 2022              68      70,361
9.50%, 2016               1         671
9.50%, 2017              21      21,979
9.50%, 2018              15      16,390
9.50%, 2019              22      23,329
9.50%, 2020              16      17,259
                             -----------
TOTAL GOVERNMENT NATIONAL
    MORTGAGE ASSOCIATION     14,989,674
                             -----------
U.S. & OTHER GOVERNMENT
OBLIGATIONS-- 49.2%
----------------------------------------
Israel State U.S. Government
  Guaranteed Notes,
  5.70% due 2/15/03   5,000   4,995,300
  6.125% due 3/15/03  4,300   4,332,895
                             -----------
                              9,328,195
                             -----------
United States Treasury Notes,
  6.625% due 4/30/02  1,500   1,522,500
  5.125% due 12/31/02 4,000   4,001,240
  3.875% due 1/15/09* 1,053   1,061,228
                             -----------
                              6,584,968
                             -----------
 TOTAL U.S. & OTHER
  GOVERNMENT OBLIGATIONS     15,913,163
                             -----------


----------------------------------------

SHORT-TERM OBLIGATIONS-- 12.7%
----------------------------------------
Westdeutsche Landesbank
  Repurchase Agreement
  6.00% due 1/02/01 proceeds
  at maturity $4,110,739
  (collateralized by $3,800,000
  U.S. Treasury Note
  7.875% due 11/15/04
  valued at $4,194,250)     $ 4,108,000
                            ------------
TOTAL INVESTMENTS
  (Identified Cost
  $35,082,957)        108.2% 35,010,837
OTHER ASSETS,
  LESS LIABILITIES     (8.2) (2,668,885)
                      ------ -----------
NET ASSETS            100.0% $32,341,952
                      ====== ===========

* Principal amount of security is adjusted for inflation.

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $30,974,957)        $30,902,837
Short-Term Obligations (Identified Cost, $4,108,000)                   4,108,000
Cash                                                                         964
Receivable for investments sold                                        1,027,272
Interest receivable                                                      310,173
--------------------------------------------------------------------------------
    Total assets                                                      36,349,246
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      3,997,695
Payable to affiliates--Investment advisory fees (Note 2)                   9,599
--------------------------------------------------------------------------------
Total liabilities                                                      4,007,294
--------------------------------------------------------------------------------
NET ASSETS                                                           $32,341,952
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $32,341,952
================================================================================



STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B):                                         $ 3,239,895

EXPENSES:
Investment advisory fees (Note 2)                       $ 181,413
Administrative fees (Note 3)                               25,916
--------------------------------------------------------------------------------
Total expenses                                            207,329
Less: aggregate amount waived by the Advisor
  and Administrator (Note 3)                              (25,965)
--------------------------------------------------------------------------------
Net expenses                                                             181,364
--------------------------------------------------------------------------------
Net investment income                                                  3,058,531
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions           (211,943)
Unrealized appreciation of investments                  1,004,159
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                      792,216
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 3,850,747
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED DECEMBER 31,
                                                 ------------------------------
                                                       2000          1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                 $ 3,058,531   $ 3,549,138
Net realized loss on investment transactions             (211,943)     (717,522)
Unrealized appreciation (depreciation) of investments   1,004,159    (1,091,773)
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations    3,850,747     1,739,843
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                             8,472,107    24,866,329
Value of withdrawals                                  (43,586,705)  (47,147,153)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                           (35,114,598)  (22,280,824)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                            (31,263,851)  (20,540,981)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                    63,605,803    84,146,784
--------------------------------------------------------------------------------
End of period                                         $32,341,952   $63,605,803
================================================================================



FINANCIAL HIGHLIGHTS



                                                           YEAR ENDED DECEMBER 31,
                                        -------------------------------------------------------

                                                 2000     1999     1998     1997    1996
===============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)     $32,342  $63,606  $84,147  $61,298   $53,499
Ratio of expenses to average net assets          0.35%    0.35%    0.35%    0.35%     0.35%
Ratio of net investment income
  to average net assets                          5.90%    5.45%    5.49%    5.65%    5.75%
Portfolio turnover                                340%     201%     288%     126%     100%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                    0.40%   0.40%    0.40%    0.41%    0.40%
Net investment income to average net assets       5.85%   5.40%    5.44%    5.59%    5.70%
===============================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acted as the Portfolio's Administrator through October 31, 2000 and the Sub-Administrator thereafter. Citibank acted as the Fund Sub-Administrator through October 31, 2000 and the Administrator thereafter. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discounts earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. FUTURES CONTRACTS The Portfolio may engage in futures transactions.The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument.Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at December 31, 2000.

   H.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $181,413, of which $49 was voluntarily waived for the year ended December 31, 2000. The investment advisory fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $25,916, all of which was voluntarily waived, for the year ended December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $157,025,777 and $171,642,860, respectively, for the year ended December 31, 2000.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $35,082,957
================================================================================
Gross unrealized appreciation                                       $   103,781
Gross unrealized depreciation                                          (175,901)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $  (72,120)
================================================================================

GOVERNMENT INCOME PORTFOLIO
Notes to Financial Statements


6. EXPENSE FEES SFG has entered into an expense  agreement  with the  Portfolio.
SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.35% of the Portfolio's average daily net assets.

7. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2000, the commitment fee allocated to the Portfolio was $130. Since the line of credit was established, there have been no borrowings by the Portfolio.

GOVERNMENT INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, GOVERNMENT INCOME PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Income Portfolio (the "Portfolio"), a series of The Premium Portfolios, at December 31, 2000 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also incudes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at December 3l, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
February 2, 2001

TRUSTEES AND OFFICERS

C. Oscar Morong, Jr., CHAIRMAN
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
E.Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT ADVISER
** TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF GOVERNMENT INCOME
PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------







This report is prepared for the information of shareholders of Citi Short-Term U.S. Government Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Short-Term U.S. Government Income Fund.

(C)2001 Citicorp     [Recycle symbol] Printed on recycled paper     CFA/USG/1200